UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-07264
Investment Company Act File Number
Greater China Growth Portfolio
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices)
Maureen A. Gemma
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
August 31
Date of Fiscal Year End
November 30, 2008
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Certifications

Item 1. Schedule of Investments

Greater China Growth Portfolio	as of November 30, 2008
PORTFOLIO OF INVESTMENTS (Unaudited)
Common Stocks — 93.4%

Security	Shares	Value

China — 53.3%

Chemicals — 0.8%
China BlueChemical., Ltd., Class H	3,364,000	$1,246,488

		$1,246,488

Commercial Banks — 7.4%
China Construction Bank — Class H	8,932,000	$4,745,219
Industrial and Commercial Bank of China, Ltd., Class H	14,461,000	7,138,649

		$11,883,868

Construction & Engineering — 1.5%
China Communications Construction Co., Ltd., Class H	2,250,000	$2,470,642

		$2,470,642

Containers & Packaging — 1.2%
AMVIG Holdings, Ltd.	4,414,000	$1,899,949

		$1,899,949

Diversified Consumer Services — 3.5%
New Oriental Education & Technology Group, Inc. ADR (1)	109,800	$5,666,778

		$5,666,778

Diversified Telecommunication Services — 2.5%
China Communications Services Corp., Ltd., Class H	5,340,000	$3,246,538
China Unicom (Hong Kong), Ltd.	646,000	798,181

		$4,044,719

Electrical Equipment — 2.5%
China High Speed Transmission Equipment Group Co., Ltd.	1,530,000	$1,214,285
Shanghai Electric Group Co., Ltd., Class H (1)	7,966,000	2,872,828

		$4,087,113

Energy Equipment & Services — 1.0%
China Oilfield Services, Ltd., Class H	2,772,000	$1,589,594

		$1,589,594

Health Care Equipment & Supplies — 1.6%
Mindray Medical International, Ltd. ADR	139,300	$2,518,544

		$2,518,544

Industrial-Conglomerates — 1.0%
Beijing Enterprises Holdings, Ltd.	440,500	$1,562,178

		$1,562,178

Insurance — 4.6%
China Insurance International Holdings Co., Ltd.	1,502,000	$1,732,438
China Life Insurance Co., Ltd., Class H	2,168,000	5,596,722

		$7,329,160

Internet Software & Services — 4.5%
NetEase.com, Inc. ADR (1)	123,800	$2,277,920

Tencent Holdings, Ltd.	888,600	4,887,976

		$7,165,896

1

Security	Shares	Value
Machinery — 0.7%
China South Locomotive and Rolling Stock Corp., Class H (1)	2,833,000	$1,191,665

		$1,191,665

Multiline Retail — 1.7%
Parkson Retail Group, Ltd.	2,874,500	$2,676,428

		$2,676,428

Oil, Gas & Consumable Fuels — 5.7%
China Shenhua Energy Co., Ltd. — Class H	1,195,000	$2,263,267
CNOOC, Ltd.	4,873,000	3,995,291
PetroChina Co., Ltd., Class H	3,514,000	2,906,166

		$9,164,724

Real Estate Management & Development — 2.2%
China Overseas Land & Investment, Ltd.	2,126,000	$2,778,725
Guangzhou R&F Properties Co., Ltd. — Class H	1,165,200	726,785

		$3,505,510

Transportation Infrastructure — 1.7%
China Merchants Holdings International Co., Ltd.	1,392,000	$2,666,528

		$2,666,528

Wireless Telecommunication Services — 9.2%
China Mobile, Ltd.	1,614,000	$14,822,271

		$14,822,271

Total China
(identified cost $103,338,100)		$85,492,055

Hong Kong — 22.2%

Chemicals — 2.2%
Huabao International Holdings, Ltd.	5,740,000	$3,601,674

		$3,601,674

Commercial Banks — 1.9%
Hang Seng Bank, Ltd.	234,500	$3,009,751

		$3,009,751

Distributors — 3.0%
Integrated Distribution Services Group, Ltd.	2,551,000	$2,119,288
Li & Fung, Ltd.	1,424,000	2,623,076

		$4,742,364

Diversified Financial Services — 1.3%
Hong Kong Exchanges and Clearing, Ltd.	268,300	$2,127,472

		$2,127,472

Electric Utilities — 2.4%
CLP Holdings, Ltd.	534,000	$3,801,454

		$3,801,454

Real Estate Management & Development — 6.8%
Cheung Kong Holdings, Ltd.	574,000	$5,444,124
Sun Hung Kai Properties, Ltd.	308,000	2,458,279
Swire Pacific, Ltd. — Class A	455,000	3,064,354

		$10,966,757

Specialty Retail — 1.4%
Esprit Holdings, Ltd.	464,500	$2,202,962

		$2,202,962

Textiles, Apparel & Luxury Goods — 1.5%
Ports Design, Ltd.	2,191,500	$2,475,890

		$2,475,890

Transportation Infrastructure — 1.7%
Hopewell Holdings, Ltd.	1,011,000	$2,647,859

		$2,647,859

Total Hong Kong
(identified cost $49,394,447)		$35,576,183

2

Security	Shares	Value
Taiwan — 17.9%

Chemicals — 1.6%
Taiwan Fertilizer Co., Ltd.	1,744,000	$2,542,975

		$2,542,975

Computers & Peripherals — 1.0%
Asustek Computer, Inc.	1,407,613	$1,613,918

		$1,613,918

Diversified Telecommunication Services — 3.4%
Chunghwa Telecom Co., Ltd.	3,450,920	$5,451,052

		$5,451,052

Electronic Equipment, Instruments & Components — 1.6%
Hon Hai Precision Industry Co., Ltd.	1,343,882	$2,616,348

		$2,616,348

Food & Staples Retailing — 2.1%
President Chain Store Corp.	1,454,000	$3,426,818

		$3,426,818

Hotels, Restaurants & Leisure — 1.4%
Formosa International Hotels Corp.	289,978	$2,185,427

		$2,185,427

Insurance — 1.4%
Cathay Financial Holding Co., Ltd.	2,088,228	$2,177,565

		$2,177,565

Semiconductors & Semiconductor Equipment — 5.4%
MediaTek, Inc.	288,199	$1,933,837
Taiwan Semiconductor Manufacturing Co., Ltd.	5,403,819	6,741,116

		$8,674,953

Total Taiwan
(identified cost $45,910,209)		$28,689,056

Total Common Stocks
(identified cost $198,642,756)		$149,757,294

Total Investments — 93.4%
(identified cost $198,642,756)		$149,757,294

Other Assets, Less Liabilities — 6.6%		$10,541,700

Net Assets — 100.0%		$160,298,994

ADR	—	American Depository Receipt

(1)		Non-income producing security.

3

The Portfolio did not have any open financial instruments at November 30, 2008.
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at November 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$198,642,756

Gross unrealized appreciation	$7,833,385
Gross unrealized depreciation	(56,718,847)

Net unrealized depreciation	$(48,885,462)

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective September 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2008, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in
	Valuation Inputs	Securities
Level 1	Quoted Prices	$11,654,907
Level 2	Other Significant Observable Inputs	138,102,387
Level 3	Significant Unobservable Inputs	—

Total		$149,757,294

The Portfolio held no investments or other financial instruments as of August 31, 2008 whose fair value was determined using Level 3 inputs.
For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Greater China Growth Portfolio

By:	/s/ Hon. Robert Lloyd George

Hon. Robert Lloyd George President

Date:	January 23, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hon. Robert Lloyd George

Hon. Robert Lloyd George President

Date:	January 23, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell Treasurer

Date:	January 23, 2009